NOTE 7 - INCOME TAXES - Income Tax Provisions (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Current:	$ (281,702)	$ 1,866,730
Continuing Operations
Current:	(95,347)	(30,416)
Discontinued Operations
Current:	$ (186,355)	$ 1,897,146